Income Taxes - Summary of Components of Net Deferred Income Tax Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	₱ 27,697	₱ 30,466	₱ 27,348
Net deferred income tax liabilities	2,981	3,366	3,567
Deferred income tax liabilities (Note 7)	2,981	3,366	₱ 3,567
Unamortized past service pension costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	5,252	5,098
NOLCO [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,231	243
Customer list and trademark [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	4,670	6,760
Accumulated provision for expected credit losses/doubtful accounts [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	3,709	3,102
Pension and other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	4,296	3,620
Unearned revenues [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,776	1,778
Provision for other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,595	2,523
Unrealized foreign exchange gains (losses) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,092	746
Net deferred income tax liabilities	366	269
Deferred income tax liabilities (Note 7)	366	269
Accumulated provision for inventory obsolescence and write-down [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	916	669
MCIT [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	905	607
Fixed asset impairment/depreciation due to shortened life of property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	1,870	5,597
Derivative financial instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(58)	(30)
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax assets	(1,557)	(247)
Intangible assets and fair value adjustment on assets acquired - net of amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	2,175	2,387
Deferred income tax liabilities (Note 7)	2,175	2,387
Investment property [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	277	207
Deferred income tax liabilities (Note 7)	277	207
Undepreciated capitalized interest charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	7	8
Deferred income tax liabilities (Note 7)	7	8
Unamortized fair value adjustment on fixed assets from business combination [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities		338
Deferred income tax liabilities (Note 7)		338
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net deferred income tax liabilities	156	157
Deferred income tax liabilities (Note 7)	₱ 156	₱ 157